Agreements With UMD And DUKE	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Agreement Disclosure [Abstract]
Agreements With UMD And DUKE
4. AGREEMENTS WITH UMD AND DUKE
Exclusive License Agreement
The Company entered into an exclusive license agreement (“License Agreement”) in July 2016 with the University of Maryland (“UMD”) and Duke University (“Duke”). The License Agreement grants to the Company an exclusive, perpetual license (“Initial Patents”) to certain patents, know-how
and other intellectual property utilized in
trapped-ion
quantum computing systems. The license granted to the Company is exclusive for all patents (and non-exclusive
for other types of intellectual property), subject to certain governmental rights and retained rights by UMD and Duke and other non-profit
institutions to use and practice the Licensed Patents (as defined below) and technology for internal research and other non-profit
purposes.
On February 1, 2021, the Company and UMD executed two amendments to the License Agreement granting exclusive rights to license additional intellectual property in exchange for a total of 63,530 common shares. The shares had not been issued at the time the amendments were executed. Management evaluated the amendments and concluded that the arrangements qualify as equity-classified instruments and recorded an intangible asset and additional paid in capital based on the fair value of the shares at the date the amendments were executed of $1.6 million. The shares for each executed amendment were issued during the three months ended June 30, 2021.
Exclusive Option Agreements
The Company also entered into an exclusive option agreement (“Option Agreement”) with each of UMD and Duke in 2016 whereby on the anniversary of the effective date of the License Agreement for a period of 5 years, the Company has the right to exclusively license additional intellectual property developed by UMD and Duke (the “Additional Patents” and together with the Initial Patents, the “Licensed Patents”) by exercising an annual option and issuing 31,765 common shares each to Duke and UMD in consideration for the Additional Patents. The amount to be issued to UMD and Duke pursuant to the option over the 5-year term
is equal to an aggregate of 158,825 common shares to each university. The Company may elect not to exercise the option if there was not a minimum number of intellectual property developed in a given year and then the Option Agreement would extend another year. As of December 31, 2020, the Company and Duke amended the Duke Option Agreement providing the remaining shares of common stock in consideration for research and development services through July 15, 2026.
The Company recognized $0.1 million and $0 of research and development expense related to the agreement with Duke during the three months ended June 30, 2021 and June 30, 2020, respectively and $0.3 million and $0 of research and development expense related to the agreement with Duke during the six months ended June 30, 2021 and June 30, 2020, respectively.
On February 4, 2021, the Company and UMD amended the UMD Option Agreement to provide for the issuance of the remaining 31,765 shares of common stock to UMD as a nonrefundable upfront payment in exchange for research and development services by UMD whereby the Company will obtain rights to any potential future intellectual property developed through July 2021. The fair value of the shares to be issued to UMD at the date the amendment was executed was $0.8 million. The shares were issued to UMD during the three months ended June 30, 2021. The Company recognized $0.5 million and $0.7 million of research and development expense associated with the UMD Option Agreement amendment for the three and six months ended June 30, 2021, respectively.
Additionally, under the terms of the License Agreement and Option Agreement, UMD was provided an exit guarantee if a sale or liquidation of the Company would occur that provides for the following:

•	acceleration of the issuance of common stock as if exercised through the License Agreement,
•
additional consideration equal to the consideration which a holder of one-half
of one percent (0.5%) of the common stock of the Company, on a fully diluted basis, would have received in the sale to the extent it exceeds the amount UMD shall be entitled to as a result of ownership at the time of sale.

The exit guarantee was not modified as a result of the amendment to the Option Agreement.

5. AGREEMENTS WITH UMD AND DUKE
Exclusive License Agreement
The Company entered into an exclusive license agreement (“License Agreement”) in 2016 with the University of Maryland (“UMD”) and Duke. The License Agreement grants to the Company an exclusive, perpetual license (“Initial Patents”) to certain patents, know-how
and other intellectual property utilized in
trapped-ion
quantum computing systems. The license granted to the Company is exclusive for all patents (and non-exclusive
for other types of intellectual property), subject to certain governmental rights and retained rights by UMD and Duke and other non-profit
institutions to use and practice the Licensed Patents (as defined below) and technology for internal research and other non-profit
purposes. In exchange for the Initial Patents, UMD and Duke received an aggregate of 35,294 common shares.
Exclusive Option Agreements
The Company also entered into an exclusive option agreement (“Option Agreement”) with each of UMD and Duke in 2016 whereby on the anniversary of the effective date of the License Agreement for a period of 5 years, the Company has the right to acquire additional intellectual property developed by UMD and Duke (the “Additional Patents” and together with the Initial Patents, the “Licensed Patents”) by exercising an annual option and issuing 31,765 common shares each to Duke and UMD in consideration for the Additional Patents. The amount to be issued to UMD and Duke pursuant to the option over the
5-year
term is equal to an aggregate of 158,825 common shares to each university. The Company may elect not to exercise the option if there was not a minimum number of intellectual property developed in a given year and then the Option Agreement would extend another year.
Since inception of the License Agreement and the Option Agreements and through December 31, 2019, the Company issued 81,177 common shares to UMD and 81,177 common shares to Duke for the acquisition of intellectual property.
Additionally, under the terms of the License Agreement and Option Agreement, UMD and Duke were provided an exit guarantee if a sale or liquidation of the Company would occur that provides for the following:

•	acceleration of the issuance of common stock as if exercised through the License Agreement,

•
additional consideration equal to the consideration which a holder of one-half
of one percent (0.5%) of the common stock of the Company, on a fully-diluted basis, would have received in the sale to the extent it exceeds the amount UMD and Duke shall be entitled to as a result of ownership at the time of sale.

Management evaluated this exit guarantee and determined that it represented an embedded derivative that must be bifurcated and accounted for separately. The exit guarantee derivative was estimated to be immaterial as of
December 31, 2020 and 2019 as the probability of a sale or liquidation of the Company was remote. As of December 31, 2020, UMD is entitled to 111,002 shares if a change of control were to occur resulting from a sale or liquidation of the Company.
In December 2020, the Company and Duke amended the Duke Option Agreement to remove the exit guarantee, extend the term of the Option Agreement through July 15, 2026, and to provide for the issuance of 299,946 shares of common stock to Duke in consideration for research and development services through July 15, 2026. Under the terms of the amended Option Agreement, the issuance of shares is a nonrefundable upfront payment in exchange for research and development services by Duke whereby the Company will obtain rights to any potential future intellectual property developed during the term. As such, the fair value of the shares of common stock issued to Duke of $2.9 million was recorded as a prepaid expense and is being amortized over the term of the arrangement as services are received. For the year ended December 31, 2020, the Company recognized $19 thousand of research and development expense associated with this arrangement.
The useful life of the Licensed Patents derived from the License Agreement and the Option Agreement is the remaining legal life at the time of acquisition.
The value of the Licensed Patents is based on the fair value of the common stock given as consideration on the effective date of each agreement and exercise of option. The asset is amortized over the useful life of the Licensed Patents.